FURNITURE AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Depreciation	$ 4,138	$ 2,354	$ 14,329	$ 9,300	$ 31,641	$ 35,779